Income Taxes (Tables)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of components of the provision for incomes taxes

The income tax provision for the period from August 26 (inception) through December 31, 2020 consists of the following:

Federal
Current	$—
Deferred	(27,174)

State
Current	—
Deferred	—
Change in valuation allowance	27,174
Income tax provision	$—

Schedule of principal reasons for the difference between the effective tax rate and the federal statutory income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(19.2)%
Non-deductible transaction costs	(1.5)%
Change in valuation allowance	(0.3)%
Income tax provision	0.0%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

The Company’s net deferred tax assets (liabilities) as of December 31, 2020 is as follows:

Deferred tax assets:
Start-up costs	$33,188
Net operating loss carryforwards	14,688
Total deferred tax assets	47,876
Valuation allowance	(27,174)
Deferred tax liabilities:
Unrealized gain on investments	(20,702)
Total deferred tax liabilities	(20,702)
Deferred tax assets, net of allowance	$—

Archer Aviation Inc
Schedule of components of the provision for incomes taxes

	Years ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	—
Total current	1	—
Total income tax provision	$1	$—

Schedule of principal reasons for the difference between the effective tax rate and the federal statutory income tax rate

	Years Ended December 31,
	2020	2019
Federal income tax (benefit)	21.0%	21.0%
State and local income taxes (net of federal benefit)	8.8%	15.2%
Nondeductible expenses	(0.1)%	(0.2)%
Valuation allowance	(29.7)%	(36.0)%
Effective Tax Rate	0.0%	0.0%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$7,500	$299
Accrued expenses	43	14
Operating lease liability	645	—
Other	34	—
Gross deferred tax assets	8,222	313
Less: Valuation allowance	(7,216)	(312)
Deferred tax assets, net of valuation allowance	1,006	1
Deferred Tax Liabilities:
Stock-based compensation	(5)	—
Depreciation and amortization	(356)	(1)
Right-of-use asset	(645)	—
Total deferred tax liabilities	(1,006)	(1)
Total net deferred tax assets	$—	$—

Schedule of activity related to unrecognized tax benefits

Balance as of December 31, 2019	$31
Increases related to current year tax positions	2,018
Balance as of December 31, 2020	$2,049